CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts payable	¥ 4,977	¥ 22,684
Amounts due to related parties, current	299,346	294,634
Tax payable	18,857	36,476
Financial guarantee liabilities	43	6,914
Accrued expenses and other liabilities	¥ 165,072	¥ 52,277
Class A Ordinary Shares
Ordinary shares authorized (in shares) | shares	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares) | shares	503,747,680	249,232,020
Class B Ordinary Shares
Ordinary shares authorized (in shares) | shares	250,000,000	250,000,000
Ordinary shares outstanding (in shares) | shares	50,939,520	50,939,520
Consolidated VIEs
Accounts payable	¥ 4,437	¥ 19,288
Amounts due to related parties, current	299,346	294,590
Tax payable	18,822	32,781
Financial guarantee liabilities	43	6,914
Accrued expenses and other liabilities	21,537	24,803
Related parties
Amounts due to related parties, current	¥ 299,346	¥ 294,634